Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues from sales of products			$ 51,233		$ 157,618		$ 169,943		$ 394,004		$ 438,141
Cost of sales			(24,402)		(70,229)		(79,249)		(158,313)		(135,943)
Gross profit (loss)			26,831		87,389		90,694		235,691		302,198
Research and development expenses	(1,693,205)		(198,501)		(1,828,970)		(521,239)		(770,826)		(538,684)
Selling and marketing expenses	(60,462)		(117,107)		(217,907)		(440,156)		(567,598)		(200,299)
General and administrative expenses	(1,103,257)		(1,479,064)		(3,481,408)		(3,519,746)		(4,716,909)		(4,266,854)
Operating loss	(2,856,924)		(1,767,841)		(5,440,896)		(4,390,447)		(5,819,642)		(4,703,639)
Financing income (expenses), net	10,579		(1,334)		43,666		17,498		39,801		(161,737)
Other income					12,294
Changes in fair value of an investment in an associate measured under the fair value option	(189,683)				(87,576)
Net loss	(3,036,028)		(1,769,175)		(5,472,512)		(4,372,949)		(5,779,841)		(4,865,376)
Less: net loss attributable to non-controlling interests	670,432		9,762		683,733		27,116		40,241		44,796
Net loss attributable to the Company’s stockholders’ equity	$ (2,365,596)		$ (1,759,413)		$ (4,788,779)		$ (4,345,833)		$ (5,739,600)		$ (4,820,580)
Loss per share (basic)	$ (1.78)	[1]	$ (3.15)	[1]	$ (4.69)	[1]	$ (9.12)	[1]	$ (10.85)	[2]	$ (13.25)	[2]
Loss per share (diluted)	$ (1.78)	[1]	$ (3.15)	[1]	$ (4.69)	[1]	$ (9.12)	[1]	$ (10.85)	[2]	$ (13.25)	[2]
Weighted average number of shares outstanding, basic	1,331,070	[1]	557,827	[1]	1,020,339	[1]	476,314	[1]	528,776	[2]	363,739
Weighted average number of shares outstanding, diluted	1,331,070	[1]	557,827	[1]	1,020,339	[1]	476,314	[1]	528,776	[2]	363,739	[2]

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).
[2]	Due to the low trading volume of the Company’s Common Stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).